Financial Instruments and Risk Management - Summary of Remaining Contractually-Agreed Cash Flows Including Interest Payable for Non-Derivative Financial Liabilities on Undiscounted Basis (Detail) (Parenthetical) - GBP (£)
£ in Millions
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Other payables	£ 1,479	£ 1,326	£ 1,298
Other Taxation and Social Security and Deferred Income [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Other payables	632	2,229	2,178
Non Financial Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Other payables	£ 1,479	£ 1,326	£ 1,298